BALANCE SHEETS (USD $)	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012
ASSETS
Cash and cash equivalents	$ 360,206	$ 4,352,691	$ 11,428,825
Restricted cash	214,570	214,455
Accounts receivable, net	5,791,896	5,707,019	3,734,945
Prepaid expenses and other current assets	505,765	772,029	487,321
Total current assets	6,872,437	11,046,194	15,651,091
Intangible assets held for sale	3,500,000	3,500,000
Property and equipment, net	71,430	82,737	292,492
Goodwill	35,060,183	35,060,183	60,979,183
Intangible assets, net	23,598,414	25,812,037	36,798,085
Deposits	261,122	238,011	365,700
TOTAL ASSETS	69,363,586	75,739,162	114,086,551
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	5,137,789	4,812,086	2,613,238
Accrued liabilities	1,761,991	2,614,365	1,599,792
Deferred revenue	599,696	851,847	1,050,369
Line of credit	1,669,377		26,000,500
Total current liabilities	9,168,853	8,278,298	31,263,899
Deferred income tax liability, net	3,517,652	3,517,652	3,517,652
Accrued liabilities	48,083	82,001	113,278
TOTAL LIABILITIES	12,734,588	11,877,952	34,894,829
STOCKHOLDERS' EQUITY:
Common stock, $.0001 par value; 250,000,000 shares authorized; 130,248,049 and 129,554,226 shares issued and outstanding, respectively.	13,025	12,955	9,443
Additional paid-in capital	177,398,976	175,241,799	141,738,528
Accumulated deficit	(120,783,003)	(111,393,544)	(62,556,249)
Total stockholders' equity	56,628,998	63,861,210	79,191,722
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 69,363,586	$ 75,739,162	$ 114,086,551